UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - Corporate Credit Fund
Class A [BCAAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$83	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - Corporate Credit Fund returned 5.24%. The Fund compares its performance to the ICE  BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 7.88% and 5.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield and investment-grade financials were the largest contributors, supported by sound capital and liquidity, diversified earnings, and manageable credit costs. As the period progressed, investors increasingly favored well-capitalized, well-funded financial franchises, driving spread tightening and improved secondary-market liquidity for higher-quality banks, insurers, and diversified financials.

↑
U.S. high yield industrials contributed through attractive carry and issuer-specific spread tightening driven by improved execution, stabilizing end-demand, and balance-sheet repair. As recession risks were repriced lower at points during the period, higher-beta industrial spreads tightened, generating mark-to-market gains on top of coupon income.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, driven by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid weakening fundamentals, and bankruptcy risk rose following a missed December interest payment, despite a summer liability-management effort. QVC also weakened due to persistent secular and execution headwinds, high leverage, and reduced financial flexibility.

↓	An underweight exposure to banking relative to the index in percentage and duration terms.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 1	7986-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,650 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	5.24	4.23	6.26
Class A (with sales charge)	1.34	3.49	5.88
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Corporate & High Yield Index	7.88	0.74	3.86
Consumer Price Index (CPI) plus 3% annual risk premium	5.75	7.59	6.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill Corporate Credit Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021, is the performance of the predecessor Fund.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,278,814,769
Total Number of Portfolio Holdings	207
Total Management Fee Paid	$10,300,513
Portfolio Turnover Rate	99%
BrandywineGLOBAL - Corporate Credit Fund	PAGE 2	7986-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 3	7986-ATSR-0226

BrandywineGLOBAL - Corporate Credit Fund
Class C [BGGCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$158	1.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - Corporate Credit Fund returned 4.47%. The Fund compares its performance to the ICE  BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 7.88% and 5.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield and investment-grade financials were the largest contributors, supported by sound capital and liquidity, diversified earnings, and manageable credit costs. As the period progressed, investors increasingly favored well-capitalized, well-funded financial franchises, driving spread tightening and improved secondary-market liquidity for higher-quality banks, insurers, and diversified financials.

↑
U.S. high yield industrials contributed through attractive carry and issuer-specific spread tightening driven by improved execution, stabilizing end-demand, and balance-sheet repair. As recession risks were repriced lower at points during the period, higher-beta industrial spreads tightened, generating mark-to-market gains on top of coupon income.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, driven by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid weakening fundamentals, and bankruptcy risk rose following a missed December interest payment, despite a summer liability-management effort. QVC also weakened due to persistent secular and execution headwinds, high leverage, and reduced financial flexibility.

↓	An underweight exposure to banking relative to the index in percentage and duration terms.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 1	7987-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/2/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (8/2/2021)
Class C	4.47	3.32
Class C (with sales charge)	3.48	3.32
Bloomberg U.S. Aggregate Index	7.30	-0.35
ICE BofA U.S. Corporate & High Yield Index	7.88	0.67
Consumer Price Index (CPI) plus 3% annual risk premium	5.75	7.07
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,278,814,769
Total Number of Portfolio Holdings	207
Total Management Fee Paid	$10,300,513
Portfolio Turnover Rate	99%
BrandywineGLOBAL - Corporate Credit Fund	PAGE 2	7987-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 3	7987-ATSR-0226

BrandywineGLOBAL - Corporate Credit Fund
Class I [BCGIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$60	0.58%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - Corporate Credit Fund returned 5.48%. The Fund compares its performance to the ICE  BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 7.88% and 5.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield and investment-grade financials were the largest contributors, supported by sound capital and liquidity, diversified earnings, and manageable credit costs. As the period progressed, investors increasingly favored well-capitalized, well-funded financial franchises, driving spread tightening and improved secondary-market liquidity for higher-quality banks, insurers, and diversified financials.

↑
U.S. high yield industrials contributed through attractive carry and issuer-specific spread tightening driven by improved execution, stabilizing end-demand, and balance-sheet repair. As recession risks were repriced lower at points during the period, higher-beta industrial spreads tightened, generating mark-to-market gains on top of coupon income.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, driven by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid weakening fundamentals, and bankruptcy risk rose following a missed December interest payment, despite a summer liability-management effort. QVC also weakened due to persistent secular and execution headwinds, high leverage, and reduced financial flexibility.

↓	An underweight exposure to banking relative to the index in percentage and duration terms.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 1	7989-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	5.48	4.49	6.54
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Corporate & High Yield Index	7.88	0.74	3.86
Consumer Price Index (CPI) plus 3% annual risk premium	5.75	7.59	6.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill Corporate Credit Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021, is the performance of the predecessor Fund.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,278,814,769
Total Number of Portfolio Holdings	207
Total Management Fee Paid	$10,300,513
Portfolio Turnover Rate	99%
BrandywineGLOBAL - Corporate Credit Fund	PAGE 2	7989-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 3	7989-ATSR-0226

BrandywineGLOBAL - Corporate Credit Fund
Class IS [BGISX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Corporate Credit Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$48	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - Corporate Credit Fund returned 5.59%. The Fund compares its performance to the ICE  BofA U.S. Corporate & High Yield Index and the Consumer Price Index (CPI) plus 3% annual risk premium, which returned 7.88% and 5.75%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield and investment-grade financials were the largest contributors, supported by sound capital and liquidity, diversified earnings, and manageable credit costs. As the period progressed, investors increasingly favored well-capitalized, well-funded financial franchises, driving spread tightening and improved secondary-market liquidity for higher-quality banks, insurers, and diversified financials.

↑
U.S. high yield industrials contributed through attractive carry and issuer-specific spread tightening driven by improved execution, stabilizing end-demand, and balance-sheet repair. As recession risks were repriced lower at points during the period, higher-beta industrial spreads tightened, generating mark-to-market gains on top of coupon income.

Top detractors from performance:
↓
Selection within high yield retail was the primary detractor, driven by Saks and QVC. Saks sold off sharply as liquidity and refinancing concerns intensified amid weakening fundamentals, and bankruptcy risk rose following a missed December interest payment, despite a summer liability-management effort. QVC also weakened due to persistent secular and execution headwinds, high leverage, and reduced financial flexibility.

↓	An underweight exposure to banking relative to the index in percentage and duration terms.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 1	7990-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	5.59	4.60	6.66
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
ICE BofA U.S. Corporate & High Yield Index	7.88	0.74	3.86
Consumer Price Index (CPI) plus 3% annual risk premium	5.75	7.59	6.29
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of the Diamond Hill Corporate Credit Fund on July 30, 2021. Performance shown for the period prior to July 31, 2021, is the performance of the predecessor Fund.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,278,814,769
Total Number of Portfolio Holdings	207
Total Management Fee Paid	$10,300,513
Portfolio Turnover Rate	99%
BrandywineGLOBAL - Corporate Credit Fund	PAGE 2	7990-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective July 31, 2025, the portfolio managers are Jack Parker and William Zox.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Corporate Credit Fund	PAGE 3	7990-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $144,928 in December 31, 2024 and $146,377 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $842,539 in December 31, 2024 and $890,363 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Corporate Credit Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 83.9%
Communication Services — 7.0%
Diversified Telecommunication Services — 1.2%
Cogent Communications Group LLC/ Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$28,625,000	$26,806,095 (a)
Entertainment — 1.8%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	22,755,000	23,083,696 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	2,391,000	2,399,393 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	15,327,000	15,477,894 (a)
Total Entertainment				40,960,983
Interactive Media & Services — 2.8%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	19,708,000	18,218,864 (a)
GrubHub Holdings Inc., Senior Secured Notes (6.000% Cash and 7.000% PIK)	13.000%	7/31/30	24,754,660	20,274,223 (a)(b)
Snap Inc., Senior Notes	6.875%	3/15/34	13,167,000	13,567,171 (a)
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	15,439,000	12,136,166 (a)
Total Interactive Media & Services				64,196,424
Media — 1.2%
Cable One Inc., Senior Notes	4.000%	11/15/30	8,958,000	6,913,822 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	8,803,000	7,517,346
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	18,329,000	12,830,300 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,338,000	711,885
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	2,916,000	167,670
Total Media				28,141,023

Total Communication Services				160,104,525
Consumer Discretionary — 15.7%
Automobile Components — 0.9%
Aptiv Swiss Holdings Ltd., Senior Notes	4.150%	5/1/52	1,550,000	1,196,060
Phinia Inc., Senior Notes	6.625%	10/15/32	454,000	471,801 (a)
Phinia Inc., Senior Secured Notes	6.750%	4/15/29	3,236,000	3,353,247 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	$16,854,000	$16,666,103 (a)
Total Automobile Components				21,687,211
Automobiles — 0.6%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	12,848,000	12,888,598 (a)
Broadline Retail — 0.6%
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	2,725,000	2,723,759
QVC Inc., Senior Secured Notes	5.450%	8/15/34	23,871,000	10,025,820
Total Broadline Retail				12,749,579
Diversified Consumer Services — 1.2%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	16,167,000	16,187,616 (a)
Graham Holdings Co., Senior Notes	5.625%	12/1/33	11,300,000	11,436,933 (a)
Total Diversified Consumer Services				27,624,549
Hotels, Restaurants & Leisure — 7.5%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	31,352,000	18,601,146 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	23,792,000	24,776,451 (a)
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	7,500,000	7,827,412 (a)
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	7,128,000	7,016,360 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	16,458,000	16,405,028 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	6,482,000	6,619,412 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	2,510,000	2,514,064 (a)
Station Casinos LLC, Senior Notes	6.625%	3/15/32	500,000	514,112 (a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	27,367,000	27,644,857 (a)
Vail Resorts Inc., Senior Notes	5.625%	7/15/30	10,422,000	10,627,887 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	4,543,000	4,585,568 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	15,303,000	16,395,558 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	6,000,000	6,095,718 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	$21,628,000	$21,637,343 (a)
Total Hotels, Restaurants & Leisure				171,260,916
Household Durables — 1.6%
Century Communities Inc., Senior Notes	3.875%	8/15/29	267,000	254,101 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	16,370,000	16,909,768 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	9,400,000	9,459,408 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	9,450,000	9,564,548 (a)
Total Household Durables				36,187,825
Specialty Retail — 3.0%
Acushnet Co., Senior Notes	5.625%	12/1/33	6,625,000	6,716,001 (a)
Arko Corp., Senior Notes	5.125%	11/15/29	18,443,000	15,889,766 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	24,103,000	26,224,112 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	21,014,000	19,447,883 (a)
Total Specialty Retail				68,277,762
Textiles, Apparel & Luxury Goods — 0.3%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	14,180,000	921,700 *(a)(c)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	481,750	3,035 *(a)(c)
William Carter Co., Senior Notes	7.375%	2/15/31	6,250,000	6,469,700 (a)
Total Textiles, Apparel & Luxury Goods				7,394,435

Total Consumer Discretionary				358,070,875
Energy — 7.6%
Energy Equipment & Services — 0.8%
Enerflex Inc., Senior Notes	6.875%	1/15/31	5,750,000	5,881,916 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	11,450,000	11,526,829 (a)
Total Energy Equipment & Services				17,408,745
Oil, Gas & Consumable Fuels — 6.8%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	6,095,000	6,207,014 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	5,000,000	5,080,340 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	9,455,000	8,769,236 (a)
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	6,975,000	7,138,912 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	14,115,000	10,513,622
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	$1,535,000	$1,516,263 (d)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.750%	2/1/28	4,353,000	4,373,639
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	15,762,000	15,624,245 (a)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	1,725,000	1,781,326 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	6,100,000	6,222,671
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,270,000	957,828
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	700,000	720,553 (a)
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	6,300,000	4,824,639 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	28,656,000	28,273,199 (a)
SM Energy Co., Senior Notes	6.750%	9/15/26	5,850,000	5,880,087
SM Energy Co., Senior Notes	6.625%	1/15/27	10,242,000	10,311,666
SM Energy Co., Senior Notes	6.500%	7/15/28	6,160,000	6,256,006
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	19,233,000	19,302,995 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	2,500,000	2,484,579 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	9,000,000	8,443,721 (a)
Total Oil, Gas & Consumable Fuels				154,682,541

Total Energy				172,091,286
Financials — 27.4%
Banks — 4.2%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	4,500,000	4,454,753 (e)(f)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	23,454,000	23,459,336 (e)(f)
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	$13,728,000	$13,659,153 (e)(f)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	6,338,000	6,218,270 (e)(f)
Societe Generale SA, Senior Notes (4.027% to 1/21/42 then 1 year Treasury Constant Maturity Rate + 1.900%)	4.027%	1/21/43	2,655,000	2,044,804 (a)(f)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	32,462,000	32,380,814 (e)(f)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	14,718,000	14,183,589 (f)
Total Banks				96,400,719
Capital Markets — 3.1%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.700% to 3/20/26 then 5 year Treasury Constant Maturity Rate + 3.352%)	3.700%	3/20/26	1,863,000	1,858,539 (e)(f)
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	10,303,000	10,157,928 (e)(f)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	5,265,000	5,416,953 (a)(e)(f)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	12,050,000	11,983,775 (e)(f)
CI Financial Corp., Senior Notes	7.500%	5/30/29	10,100,000	10,748,465 (a)
CI Financial Corp., Senior Notes	3.200%	12/17/30	10,328,000	9,361,672
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Junior Subordinated Notes (3.800% to 5/10/26 then 5 year Treasury Constant Maturity Rate + 2.969%)	3.800%	5/10/26	$3,825,000	$3,792,780 (e)(f)
Jefferies Finance LLC/JFIN Co-Issuer Corp., Senior Secured Notes	6.625%	10/15/31	6,625,000	6,524,765 (a)
UBS Group AG, Junior Subordinated Notes (3.875% to 6/2/26 then 5 year Treasury Constant Maturity Rate + 3.098%)	3.875%	6/2/26	5,000,000	4,982,400 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (4.875% to 2/12/27 then 5 year Treasury Constant Maturity Rate + 3.404%)	4.875%	2/12/27	4,535,000	4,510,471 (a)(e)(f)
Total Capital Markets				69,337,748
Consumer Finance — 8.4%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	3,038,000	3,005,706 (e)(f)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	10,725,000	10,759,899 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	29,263,000	30,621,060 (a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/30	700,000	702,693 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	21,953,000	23,160,415 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	24,905,000	26,358,012 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	9,775,000	9,755,269 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	25,265,000	25,469,823 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	5,711,000	5,876,688 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	21,252,000	20,003,135 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	35,628,000	35,306,635 (a)
Total Consumer Finance				191,019,335
Financial Services — 6.8%
Block Inc., Senior Notes	5.625%	8/15/30	8,545,000	8,723,181 (a)
Block Inc., Senior Notes	6.000%	8/15/33	6,534,000	6,711,522 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	21,134,000	20,691,928 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	3,800,000	3,630,943 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	$10,641,000	$10,867,716 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,625,000	9,695,322 (a)
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	2,780,000	2,783,172 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	24,952,000	26,321,191 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	6,550,000	6,893,659 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	15,975,000	16,861,836 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	7,170,750	2,689,031 *(a)(c)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	8,120,000	8,171,359 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	31,981,000	31,791,941 (a)
Total Financial Services				155,832,801
Insurance — 4.9%
AmWINS Group Inc., Senior Secured Notes	6.375%	2/15/29	2,185,000	2,248,446 (a)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	11,542,000	11,967,060 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	6,939,000	7,168,764 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	32,876,000	33,876,879 (a)
Panther Escrow Issuer LLC, Senior Secured Notes	7.125%	6/1/31	25,590,000	26,533,709 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	6,613,000	6,498,504 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	22,426,000	22,928,519 (a)
Total Insurance				111,221,881

Total Financials				623,812,484
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 5.0%
Health Care Equipment & Supplies — 0.1%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	$3,263,000	$3,228,539 (a)
Health Care Providers & Services — 2.1%
Centene Corp., Senior Notes	2.450%	7/15/28	6,000,000	5,622,745
Centene Corp., Senior Notes	4.625%	12/15/29	3,631,000	3,524,407
HealthEquity Inc., Senior Notes	4.500%	10/1/29	6,602,000	6,494,023 (a)
Molina Healthcare Inc., Senior Notes	4.375%	6/15/28	12,548,000	12,349,309 (a)
Molina Healthcare Inc., Senior Notes	6.500%	2/15/31	5,000,000	5,141,400 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	2,740,000	2,795,731 (a)
Owens & Minor Inc., Senior Notes	6.625%	4/1/30	6,705,000	4,284,839 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	6,339,000	6,772,956 (a)
Total Health Care Providers & Services				46,985,410
Life Sciences Tools & Services — 2.0%
Charles River Laboratories International Inc., Senior Notes	4.250%	5/1/28	21,275,000	21,098,934 (a)
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	1,940,000	1,845,404 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	20,635,000	20,634,307 (a)
IQVIA Inc., Senior Notes	5.000%	5/15/27	2,500,000	2,501,179 (a)
Total Life Sciences Tools & Services				46,079,824
Pharmaceuticals — 0.8%
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	6.750%	5/15/34	11,138,000	10,032,315 (a)
Utah Acquisition Sub Inc., Senior Notes	5.250%	6/15/46	5,712,000	4,695,994
Viatris Inc., Senior Notes	3.850%	6/22/40	1,700,000	1,305,670
Viatris Inc., Senior Notes	4.000%	6/22/50	2,200,000	1,466,089
Total Pharmaceuticals				17,500,068

Total Health Care				113,793,841
Industrials — 10.4%
Aerospace & Defense — 2.1%
Carpenter Technology Corp., Senior Notes	5.625%	3/1/34	15,542,000	15,805,826 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	22,582,000	23,008,030 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	8,828,000	9,115,077 (a)
Total Aerospace & Defense				47,928,933
Building Products — 0.6%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	13,249,000	13,988,016 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 1.2%
Matthews International Corp., Secured Notes	8.625%	10/1/27	$16,568,000	$17,141,932 (a)
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	10,250,000	10,652,034 (a)
Total Commercial Services & Supplies				27,793,966
Construction & Engineering — 1.0%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	22,688,000	23,171,912 (a)
Electrical Equipment — 1.2%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	11,198,000	11,220,162
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	16,034,000	16,275,777 (a)
Total Electrical Equipment				27,495,939
Ground Transportation — 0.1%
XPO Inc., Senior Secured Notes	6.250%	6/1/28	654,000	668,065 (a)
Machinery — 0.7%
Enpro Inc., Senior Notes	6.125%	6/1/33	5,774,000	5,972,602 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	9,977,000	10,034,747
Total Machinery				16,007,349
Passenger Airlines — 2.3%
Air Canada Pass-Through Trust	3.300%	1/15/30	4,557,285	4,362,919 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	14,568,000	14,781,800 (a)
British Airways Pass-Through Trust	3.300%	12/15/32	4,085,892	3,866,275 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	16,254,000	16,355,420 (a)
JetBlue Airways Pass-Through Trust	4.000%	11/15/32	7,962,094	7,597,522
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,678,000	5,674,314 (a)
Total Passenger Airlines				52,638,250
Professional Services — 0.4%
Concentrix Corp., Senior Notes	6.850%	8/2/33	8,837,000	8,997,294
Trading Companies & Distributors — 0.8%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	13,922,000	13,830,608 (a)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	4,355,000	4,422,257 (a)
Total Trading Companies & Distributors				18,252,865

Total Industrials				236,942,589
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 4.9%
Communications Equipment — 0.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	$2,064,000	$2,191,946 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	11,223,000	12,048,732
Total Communications Equipment				14,240,678
IT Services — 0.9%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	4,199,000	3,573,571 (a)
Sabre GLBL Inc., Senior Secured Notes	10.750%	3/15/30	5,359,000	4,410,887 (a)
Sabre GLBL Inc., Senior Secured Notes	11.125%	7/15/30	15,795,000	13,114,904 (a)
Total IT Services				21,099,362
Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	7,625,000	7,791,823 (a)
Kioxia Holdings Corp., Senior Notes	6.250%	7/24/30	8,500,000	8,752,753 (a)
Qorvo Inc., Senior Notes	3.375%	4/1/31	5,314,000	4,933,699 (a)
Total Semiconductors & Semiconductor Equipment				21,478,275
Software — 2.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	20,413,000	17,327,492 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	2,155,000	2,092,099 (a)
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	5,977,000	5,989,182 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	4,415,000	4,370,788 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	18,450,000	19,009,625 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	5,645,000	5,335,787 (a)
Total Software				54,124,973

Total Information Technology				110,943,288
Materials — 3.2%
Chemicals — 2.1%
Ashland Inc., Senior Notes	6.875%	5/15/43	8,530,000	9,013,080
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	17,510,000	18,188,513 (a)
FMC Corp., Senior Notes	6.375%	5/18/53	2,000,000	1,488,555
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	19,827,000	20,050,548 (a)
Total Chemicals				48,740,696
Metals & Mining — 0.6%
Cleveland-Cliffs Inc., Senior Notes	7.500%	9/15/31	7,380,000	7,790,771 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	$2,750,000	$2,875,911 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	2,554,000	2,612,806 (a)
Total Metals & Mining				13,279,488
Paper & Forest Products — 0.5%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	11,661,000	11,459,323 (a)

Total Materials				73,479,507
Real Estate — 2.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	4.750%	10/15/27	3,256,000	3,244,655
Real Estate Management & Development — 1.3%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	19,154,000	19,210,970 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	10,200,000	10,410,834 (a)
Total Real Estate Management & Development				29,621,804
Specialized REITs — 0.7%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	11,000,000	11,262,559 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	3,934,000	3,972,389 (a)
Total Specialized REITs				15,234,948

Total Real Estate				48,101,407
Utilities — 0.6%
Electric Utilities — 0.6%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	6,250,000	4,693,194
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	3,600,000	3,028,831
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	6,130,000	6,445,303 (a)

Total Utilities				14,167,328
Total Corporate Bonds & Notes (Cost — $1,942,971,123)				1,911,507,130
Senior Loans — 3.9%
Communication Services — 0.7%
Interactive Media & Services — 0.7%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	6.466%	7/8/31	16,014,156	15,503,705 (f)(g)(h)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
J&J Ventures Gaming LLC, 2025 Term Loan (1 mo. Term SOFR + 3.500%)	7.216%	4/26/30	2,047,698	2,035,862 (f)(g)(h)
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 1.8%
Insurance — 1.8%
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	1/30/32	$10,395,000	$10,436,632 (f)(g)(h)
Ardonagh Group Finco Pty Ltd., 2025 Term Loan Facility B (3 mo. Term SOFR + 2.750%)	6.422-6.950%	2/15/31	18,113,467	18,109,754 (f)(g)(h)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	6.120%	6/20/30	5,882,850	5,920,000 (f)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.422%	5/6/31	6,975,807	6,996,176 (f)(g)(h)

Total Financials				41,462,562
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.216%	9/27/29	8,506,709	8,505,518 (f)(g)(h)

Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, Second Incremental Term Loan B (1 mo. Term SOFR + 1.750%)	5.466%	5/18/30	2,898,560	2,904,907 (f)(g)(h)

Utilities — 0.8%
Electric Utilities — 0.3%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 1.750%)	5.593%	4/16/31	6,847,727	6,876,317 (f)(g)(h)
Independent Power and Renewable Electricity Producers — 0.5%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.172%	2/19/32	12,654,375	12,551,558 (f)(g)(h)

Total Utilities				19,427,875
Total Senior Loans (Cost — $89,710,401)				89,840,429
Convertible Bonds & Notes — 0.8%
Communication Services — 0.6%
Interactive Media & Services — 0.2%
Snap Inc., Senior Notes	0.500%	5/1/30	4,000,000	3,503,000
Media — 0.4%
Cable One Inc., Senior Notes	1.125%	3/15/28	12,646,000	10,322,930

Total Communication Services				13,825,930
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Discretionary — 0.1%
Automobiles — 0.1%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	$1,375,000	$1,295,937

Information Technology — 0.1%
IT Services — 0.1%
Block Inc., Senior Notes	0.250%	11/1/27	2,000,000	1,856,500

Total Convertible Bonds & Notes (Cost — $17,169,364)				16,978,367
Asset-Backed Securities — 0.5%
ALESCO Preferred Funding Ltd., 6A PPNE	—	3/23/35	336,608	149,050 *(a)(i)(j)
ALESCO Preferred Funding Ltd., PNN	—	3/23/35	621,631	288,771 *(a)(i)(j)
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	3,750,000	3,851,020 (a)
Cogent LLC, 2024-1A A2	7.924%	5/25/54	5,800,000	6,041,134 (a)
Fort Sheridan CDO Ltd., 2005-1A, PPN2	—	11/5/41	611,948	333,216 *(a)(i)(j)
Taberna Preferred Funding Ltd., 2005- 1A, PPN2	—	7/5/35	1,175,564	545,413 *(a)(i)(j)

Total Asset-Backed Securities (Cost — $12,126,040)				11,208,604
			Shares
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)			16,072	289,456 *
Total Investments before Short-Term Investments (Cost — $2,061,976,928)				2,029,823,986
	Rate
Short-Term Investments — 9.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $222,017,736)	3.662%		222,017,736	222,017,736 (k)(l)
Total Investments — 98.8% (Cost — $2,283,994,664)				2,251,841,722
Other Assets in Excess of Liabilities — 1.2%				26,973,047
Total Net Assets — 100.0%				$2,278,814,769

See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 BrandywineGLOBAL — Corporate Credit Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	The coupon payment on this security is currently in default as of December 31, 2025.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $222,017,736 and the cost was $222,017,736 (Note 8).

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $2,061,976,928)	$2,029,823,986
Investments in affiliated securities, at value (Cost — $222,017,736)	222,017,736
Foreign currency, at value (Cost — $169)	181
Cash	298,724
Interest receivable	33,501,324
Receivable for securities sold	4,897,513
Receivable for Fund shares sold	1,585,502
Dividends receivable from affiliated investments	716,146
Prepaid expenses	51,258
Total Assets	2,292,892,370
Liabilities:
Payable for Fund shares repurchased	7,486,027
Payable for securities purchased	3,584,082
Distributions payable	1,443,566
Investment management fee payable	852,462
Service and/or distribution fees payable	59,042
Trustees’ fees payable	804
Accrued expenses	651,618
Total Liabilities	14,077,601
Total Net Assets	$2,278,814,769
Net Assets:
Par value (Note 7)	$2,173
Paid-in capital in excess of par value	2,443,105,491
Total distributable earnings (loss)	(164,292,895)
Total Net Assets	$2,278,814,769
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class A	$228,816,805
Class C	$12,916,719
Class I	$1,489,793,177
Class IS	$547,288,068
Shares Outstanding:
Class A	21,735,974
Class C	1,226,934
Class I	142,059,493
Class IS	52,233,150
Net Asset Value:
Class A (and redemption price)	$10.53
Class C*	$10.53
Class I (and redemption price)	$10.49
Class IS (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.94

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$154,405,759
Dividends from affiliated investments	11,355,032
Total Investment Income	165,760,791
Expenses:
Investment management fee (Note 2)	10,635,273
Transfer agent fees (Notes 2 and 5)	2,053,293
Service and/or distribution fees (Notes 2 and 5)	670,517
Shareholder reports	134,295
Registration fees	126,926
Fund accounting fees	113,739
Legal fees	113,042
Trustees’ fees	105,679
Custody fees	57,420
Audit and tax fees	49,558
Commitment fees (Note 9)	20,591
Insurance	14,503
Miscellaneous expenses	22,267
Total Expenses	14,117,103
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(334,760)
Net Expenses	13,782,343
Net Investment Income	151,978,448
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	20,278,713
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(46,575,737)
Foreign currencies	13
Change in Net Unrealized Appreciation (Depreciation)	(46,575,724)
Net Loss on Investments and Foreign Currency Transactions	(26,297,011)
Increase in Net Assets From Operations	$125,681,437
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$151,978,448	$134,940,505
Net realized gain	20,278,713	30,335,647
Change in net unrealized appreciation (depreciation)	(46,575,724)	2,463,228
Increase in Net Assets From Operations	125,681,437	167,739,380
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(153,251,129)	(137,652,963)
Decrease in Net Assets From Distributions to Shareholders	(153,251,129)	(137,652,963)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	887,818,629	956,741,110
Reinvestment of distributions	135,679,506	122,921,027
Cost of shares repurchased	(957,526,143)	(524,705,557)
Increase in Net Assets From Fund Share Transactions	65,971,992	554,956,580
Increase in Net Assets	38,402,300	585,042,997
Net Assets:
Beginning of year	2,240,412,469	1,655,369,472
End of year	$2,278,814,769	$2,240,412,469
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1,2]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.65	$10.48	$9.87	$11.44	$11.81
Income (loss) from operations:
Net investment income	0.65	0.70	0.65	0.50	0.51
Net realized and unrealized gain (loss)	(0.11)	0.19	0.62	(1.49)	(0.05)
Total income (loss) from operations	0.54	0.89	1.27	(0.99)	0.46
Less distributions from:
Net investment income	(0.66)	(0.72)	(0.66)	(0.54)	(0.50)
Net realized gains	—	—	—	(0.04)	(0.33)
Total distributions	(0.66)	(0.72)	(0.66)	(0.58)	(0.83)
Net asset value, end of year	$10.53	$10.65	$10.48	$9.87	$11.44
Total return[3]	5.24%	8.73%	13.30%	(8.73)%	3.98%
Net assets, end of year (millions)	$229	$201	$153	$128	$208
Ratios to average net assets:
Gross expenses	0.83%	0.82%	0.86%	0.87%	0.86%
Net expenses[4,5]	0.81	0.81	0.85	0.86	0.86
Net investment income	6.20	6.66	6.46	4.82	4.20
Portfolio turnover rate	99%	105%	129%	106%	145%

[1]
The performance information and financial information presented incorporates the operations of the Investor shares of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.92%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
Prior to August 2, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2025	2024	2023	2022	2021[2]
Net asset value, beginning of year	$10.65	$10.48	$9.87	$11.44	$11.79
Income (loss) from operations:
Net investment income	0.58	0.63	0.59	0.44	0.16
Net realized and unrealized gain (loss)	(0.12)	0.18	0.60	(1.51)	(0.10)
Total income (loss) from operations	0.46	0.81	1.19	(1.07)	0.06
Less distributions from:
Net investment income	(0.58)	(0.64)	(0.58)	(0.46)	(0.16)
Net realized gains	—	—	—	(0.04)	(0.25)
Total distributions	(0.58)	(0.64)	(0.58)	(0.50)	(0.41)
Net asset value, end of year	$10.53	$10.65	$10.48	$9.87	$11.44
Total return[3]	4.47%	7.94%	12.50%	(9.40)%	0.51%
Net assets, end of year (000s)	$12,917	$10,915	$3,520	$546	$373
Ratios to average net assets:
Gross expenses	1.57%	1.56%	1.58%	1.61%	1.59%[4]
Net expenses[5,6]	1.55	1.55	1.57	1.61	1.59 [4]
Net investment income	5.46	5.93	5.88	4.24	3.33 [4]
Portfolio turnover rate	99%	105%	129%	106%	145%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 2, 2021 (inception date) to December 31, 2021.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.67%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	For the year ended December 31, 2021.
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.60	$10.44	$9.83	$11.40	$11.77
Income (loss) from operations:
Net investment income	0.68	0.73	0.67	0.53	0.52
Net realized and unrealized gain (loss)	(0.11)	0.17	0.62	(1.50)	(0.03)
Total income (loss) from operations	0.57	0.90	1.29	(0.97)	0.49
Less distributions from:
Net investment income	(0.68)	(0.74)	(0.68)	(0.56)	(0.53)
Net realized gains	—	—	—	(0.04)	(0.33)
Total distributions	(0.68)	(0.74)	(0.68)	(0.60)	(0.86)
Net asset value, end of year	$10.49	$10.60	$10.44	$9.83	$11.40
Total return[3]	5.48%	8.99%	13.62%	(8.53)%	4.26%
Net assets, end of year (millions)	$1,490	$1,572	$1,135	$904	$1,746
Ratios to average net assets:
Gross expenses	0.60%	0.59%	0.60%	0.60%	0.60%
Net expenses[4,5]	0.58	0.58	0.59	0.59	0.60
Net investment income	6.43	6.90	6.73	5.04	4.43
Portfolio turnover rate	99%	105%	129%	106%	145%

[1]
The performance information and financial information presented incorporates the operations of the Class I shares of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to
August 2, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on the Fund’s investment in such other Diamond
Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1,2]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.60	$10.43	$9.82	$11.39	$11.76
Income (loss) from operations:
Net investment income	0.69	0.74	0.69	0.54	0.52
Net realized and unrealized gain (loss)	(0.12)	0.18	0.61	(1.49)	(0.02)
Total income (loss) from operations	0.57	0.92	1.30	(0.95)	0.50
Less distributions from:
Net investment income	(0.69)	(0.75)	(0.69)	(0.58)	(0.54)
Net realized gains	—	—	—	(0.04)	(0.33)
Total distributions	(0.69)	(0.75)	(0.69)	(0.62)	(0.87)
Net asset value, end of year	$10.48	$10.60	$10.43	$9.82	$11.39
Total return[3]	5.59%	9.10%	13.74%	(8.44)%	4.39%
Net assets, end of year (millions)	$547	$456	$364	$277	$243
Ratios to average net assets:
Gross expenses	0.48%	0.48%	0.49%	0.49%	0.49%
Net expenses[4,5]	0.47	0.47	0.48	0.49	0.49
Net investment income	6.54	7.00	6.84	5.24	4.49
Portfolio turnover rate	99%	105%	129%	106%	145%

[1]
The performance information and financial information presented incorporates the operations of the Class Y shares of the Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), which, as a result of the organization, are the
Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.51%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to August 2, 2021, the Predecessor Fund’s adviser had contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying
Diamond Hill Fund on the Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been under gross expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund, which had no operations prior to July 30, 2021, other than its organization, acquired the assets and liabilities of Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,911,507,130	—	$1,911,507,130
Senior Loans	—	89,840,429	—	89,840,429
Convertible Bonds & Notes	—	16,978,367	—	16,978,367
Asset-Backed Securities	—	9,892,154	$1,316,450	11,208,604
Common Stocks	—	289,456	—	289,456
Total Long-Term Investments	—	2,028,507,536	1,316,450	2,029,823,986
Short-Term Investments†	$222,017,736	—	—	222,017,736
Total Investments	$222,017,736	$2,028,507,536	$1,316,450	$2,251,841,722

†	See Schedule of Investments for additional detailed categorizations.
(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

Total Distributable Earnings (Loss)	Paid-in Capital
$(1,609,627)	$1,609,627
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.92%, 1.67%, 0.63% and 0.51%, respectively. In addition, the ratio of total annual

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $334,760, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $17,972 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$24,446	—
CDSCs	11,736	$4,035
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,092,866,541
Sales	2,021,715,602
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,308,557,768	$44,319,651	$(101,035,697)	$(56,716,046)
4. Derivative instruments and hedging activities
During the year ended December 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$546,253	$206,746
Class C	124,264	10,677
Class I	—	1,829,593
Class IS	—	6,277
Total	$670,517	$2,053,293

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30,990
Class C	1,762
Class I	226,005
Class IS	76,003
Total	$334,760
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$13,673,995	$11,687,865
Class C	685,446	405,429
Class I	103,674,703	95,697,590
Class IS	35,216,985	29,862,079
Total	$153,251,129	$137,652,963
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,127,464	$75,293,714	8,257,414	$87,433,989
Shares issued on reinvestment	1,226,292	12,951,493	1,046,885	11,079,489
Shares repurchased	(5,457,481)	(57,681,531)	(5,031,140)	(53,154,674)
Net increase	2,896,275	$30,563,676	4,273,159	$45,358,804
Class C
Shares sold	366,816	$3,884,184	743,834	$7,879,418
Shares issued on reinvestment	52,504	554,446	31,137	330,245
Shares repurchased	(217,710)	(2,301,970)	(85,606)	(906,531)
Net increase	201,610	$2,136,660	689,365	$7,303,132
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	54,165,881	$570,278,057	66,523,381	$700,662,667
Shares issued on reinvestment	8,634,938	90,865,810	8,093,122	85,339,235
Shares repurchased	(69,020,137)	(723,770,637)	(35,057,977)	(369,258,911)
Net increase (decrease)	(6,219,318)	$(62,626,770)	39,558,526	$416,742,991
Class IS
Shares sold	22,733,424	$238,362,674	15,293,171	$160,765,036
Shares issued on reinvestment	2,978,981	31,307,757	2,485,084	26,172,058
Shares repurchased	(16,560,007)	(173,772,005)	(9,634,321)	(101,385,441)
Net increase	9,152,398	$95,898,426	8,143,934	$85,551,653
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$218,703,492	$919,216,693	919,216,693	$915,902,449	915,902,449

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$11,355,032	—	$222,017,736
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$153,251,129	$137,652,963
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$5,133,403
Deferred capital losses*	(112,710,264)
Unrealized appreciation (depreciation)(a)	(56,716,034)
Total distributable earnings (loss) — net	$(164,292,895)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities; book/tax differences in the accrual of interest income on securities in default.

11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of BrandywineGLOBAL — Corporate Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — Corporate Credit Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
BrandywineGLOBAL — Corporate Credit Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$111,831,792
Section 163(j) Interest Earned	§163(j)	$144,430,606

BrandywineGLOBAL — Corporate Credit Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
BrandywineGLOBAL — Corporate Credit Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

BrandywineGLOBAL —
Corporate Credit Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Corporate Credit Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
BrandywineGLOBAL — Corporate Credit Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Corporate Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

31603-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026